JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Value

	LONG-TERM INVESTMENTS – 131.9% (93.7% of Total Investments)

	COMMON STOCKS – 53.0% (37.7% of Total Investments)

	Air Freight & Logistics – 0.8%

$69,244	Oesterreichische Post AG, (2)	$2,470,089

	Commercial Services & Supplies – 0.2%

92,200	Covanta Holding Corp	788,310

	Diversified Telecommunication Services – 2.3%

319,655	HKBN Ltd, (2)	503,102
720,815	HKT Trust & HKT Ltd, (2)	980,343
6,890,752	NetLink NBN Trust, (2)	4,375,874
640,148	Singapore Telecommunications Ltd, (2)	1,141,206
319,179	Singapore Telecommunications Ltd, (2)	569,838
	Total Diversified Telecommunication Services	7,570,363

	Electric Utilities – 11.6%

3,243,749	AusNet Services, (2)	3,405,967
14,828	CEZ AS, (2)	241,894
85,936	Cia de Transmissao de Energia Eletrica Paulista	313,736
92,299	CK Infrastructure Holdings Ltd, (2)	488,621
370,647	Contact Energy Ltd, (2)	1,261,486
42,507	Duke Energy Corp	3,437,966
810,663	EDP – Energias de Portugal SA, (2)	3,261,605
12,186	Emera Inc	480,582
79,918	Endesa SA, (2)	1,691,094
74,902	Enel Chile SA, ADR	248,675
413,160	Enel SpA, (2)	2,849,912
131,552	HK Electric Investments & HK Electric Investments Ltd, (2)	126,299
482,839	Power Assets Holdings Ltd, (2)	2,864,316
190,928	PPL Corp	4,712,103
149,518	Red Electrica Corp SA, (2)	2,686,760
59,434	Southern Co	3,217,757
1,369,431	Spark Infrastructure Group, (2)	1,653,663
226,875	SSE PLC, (2)	3,645,666
244,880	Transmissora Alianca de Energia Eletrica SA	1,217,307
	Total Electric Utilities	37,805,409

	Equity Real Estate Investment Trust – 25.7%

124,825	Abacus Property Group, (2)	178,801
3,152	Altarea SCA, (2)	392,554
186,096	APN Industria REIT, (2)	237,209
879,711	Ascendas Real Estate Investment Trust, (2)	1,741,838
119,930	Automotive Properties Real Estate Investment Trust	628,923
15,364	Befimmo SA, (2)	734,942
87,106	Brandywine Realty Trust	916,355
114,991	Brixmor Property Group Inc	1,092,415
400,429	CapitaLand Mall Trust, (2)	502,085
12,417	CareTrust REIT Inc	183,647
922,159	Centuria Industrial REIT, (2)	1,481,032
679,195	Centuria Office REIT, (2)	687,446
49,166	Charter Hall Group, (2)	206,229
198,795	Charter Hall Long Wale REIT, (2)	537,774
444,247	Charter Hall Social Infrastructure REIT, (2)	505,145
127,924	City Office REIT Inc	924,891
67,610	Cominar Real Estate Investment Trust	389,623

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Value

	Equity Real Estate Investment Trust (continued)
$3,548	CoreSite Realty Corp	$411,213
15,994	Covivio, (2)	898,234
164,976	Crombie Real Estate Investment Trust	1,455,981
1,998,368	Cromwell European Real Estate Investment Trust, (2)	789,510
27,118	CT Real Estate Investment Trust	225,453
47,923	CubeSmart	1,283,857
6,882	Dexus, (2)	38,137
431,081	Dream Industrial Real Estate Investment Trust	2,876,324
1,697,862	ESR-REIT, (2)	357,927
1,182,937	Fortune Real Estate Investment Trust, (2)	1,087,495
465,805	Frasers Centrepoint Trust, (2)	728,801
4,954,091	Frasers Logistics & Industrial Trust, (2)	3,062,628
734,818	GDI Property Group, (2)	424,406
70,849	Globalworth Real Estate Investments Ltd	574,324
123,658	Growthpoint Properties Australia Ltd, (2)	191,276
52,263	Healthcare Trust of America Inc	1,268,946
40,868	Healthpeak Properties Inc	974,702
3,697	Highwoods Properties Inc	130,948
163	Hulic Reit Inc, (2)	189,641
17,407	ICADE, (2)	1,366,246
1,003,427	IGB Real Estate Investment Trust, (2)	370,447
175,944	Independence Realty Trust Inc	1,572,939
126,377	Inovalis Real Estate Investment Trust	522,642
61,782	Intervest Offices & Warehouses NV, (2)	1,609,693
1,456	Invesco Office J-Reit Inc, (2)	192,866
5,580	Investors Real Estate Trust	306,900
28	Japan Excellent Inc, (2)	32,339
28	Kenedix Office Investment Corp, (2)	148,272
813	Kenedix Retail REIT Corp, (2)	1,154,751
2,847	Life Storage Inc	269,184
5,458	LTC Properties Inc	168,652
384,323	LXI REIT PLC, (2)	514,304
706,435	Mapletree Industrial Trust, (2)	1,199,642
1,091,299	Mapletree Logistics Trust, (2)	1,208,807
395,668	Medical Properties Trust Inc	6,841,100
94,826	MGM Growth Properties LLC	2,244,531
11,187	Mirvac Group, (2)	14,213
28,482	National Health Investors Inc	1,410,429
222,238	NewRiver REIT PLC, (2)	162,269
38,380	Nexpoint Real Estate Finance Inc	370,367
567,758	Nexus Real Estate Investment Trust	613,225
357,985	NorthWest Healthcare Properties Real Estate Investment Trust	2,457,284
35,513	NSI NV, (2)	1,427,114
74,191	Omega Healthcare Investors Inc	1,969,029
249,449	Physicians Realty Trust	3,477,319
206,322	Prologis Property Mexico SA de CV	309,711
7,724	RLJ Lodging Trust	59,629
70,276	RPT Realty	423,764
19,384	Sabra Health Care REIT Inc	211,673
5,350	Secure Income REIT PLC, (2)	21,276
136,958	SITE Centers Corp	713,551
267,728	STAG Industrial Inc	6,029,235
1,642	Star Asia Investment Corp, (2)	1,301,207
192,352	Stride Property Group, (2)	156,764
1,110	Target Healthcare REIT PLC, (2)	1,469
254,465	Tritax Big Box REIT PLC, (2)	354,225
261,952	True North Commercial Real Estate Investment Trust	904,631
280	Urstadt Biddle Properties Inc	3,948
38,885	Ventas Inc	1,042,118
887,834	VEREIT Inc	4,341,508
600,147	Viva Energy REIT, (2)	843,215
634,457	Warehouse Reit PLC	721,862
2,893	Washington Real Estate Investment Trust	69,056
82,628	Weingarten Realty Investors	1,192,322
12,359	Welltower Inc	565,795

Principal Amount (000)	Description (1)	Value

	Equity Real Estate Investment Trust (continued)
$34,042	WP Carey Inc	$1,977,159
297,306	WPT Industrial Real Estate Investment Trust	2,732,242
	Total Equity Real Estate Investment Trust	83,911,636

	Gas Utilities – 2.1%

55,399	APA Group, (2)	351,548
84,257	Enagas SA, (2)	1,662,153
157,075	Italgas SpA, (2)	859,414
21,345	Naturgy Energy Group SA, (2)	374,473
772,729	Snam SpA, (2)	3,531,599
	Total Gas Utilities	6,779,187

	Independent Power & Renewable Electricity Producers – 1.1%

34,889	Atlantica Yield plc	778,025
8,128	Brookfield Renewable Partners LP	341,858
692	Canadian Solar Infrastructure Fund Inc, (2)	694,993
9,160	NextEra Energy Partners LP	393,880
79,906	TerraForm Power Inc	1,260,118
4,211	TransAlta Renewables Inc	44,495
	Total Independent Power & Renewable Electricity Producers	3,513,369

	Media – 0.0%

11,454	Eutelsat Communications SA, (2)	119,066

	Mortgage Real Estate Investment Trust – 0.2%

6,672	Blackstone Mortgage Trust Inc	124,233
38,962	Starwood Property Trust Inc	399,361
	Total Mortgage Real Estate Investment Trust	523,594

	Multi-Utilities – 5.0%

27,971	Canadian Utilities Ltd	668,617
31,535	Dominion Energy Inc	2,276,512
358,863	Engie SA, (2)	3,674,917
87,860	EON SE, (2)	901,239
71,662	National Grid PLC, Sponsored ADR	4,175,745
1,373,939	REN – Redes Energeticas Nacionais SGPS SA, (2)	3,508,688
3,522	Suez, (2)	35,781
557,770	Vector Ltd, (2)	1,049,626
	Total Multi-Utilities	16,291,125

	Oil, Gas & Consumable Fuels – 1.3%

112,939	Enbridge Inc	3,285,396
62,270	Gibson Energy Inc	719,028
4,502	Williams Cos Inc, (3)	63,703
134,524	Z Energy Ltd, (2)	230,439
	Total Oil, Gas & Consumable Fuels	4,298,566

	Real Estate Management & Development – 0.9%

152,576	Ascendas India Trust, (2)	128,382
124,431	Cibus Nordic Real Estate AB, (2)	1,457,774
46,106	CK Asset Holdings Ltd, (2)	250,157
19,714	DIC Asset AG, (2)	205,244
2,316,900	Land & Houses PCL, (2)	467,595
20,291	Sino Land Co Ltd, (2)	25,537
508,261	Sirius Real Estate Ltd	416,034
	Total Real Estate Management & Development	2,950,723

	Road & Rail – 0.3%

444,806	Aurizon Holdings Ltd, (2)	1,152,747

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)			Value

	Thrifts & Mortgage Finance – 0.2%

$374,010	Real Estate Credit Investments Ltd			$538,887

	Transportation Infrastructure – 1.1%

3,678	ASTM SpA			64,822
164,833	COSCO SHIPPING Ports Ltd, (2)			78,933
15,688	Grupo Aeroportuario del Pacifico SAB de CV, ADR			846,211
95,887	Macquarie Infrastructure Corp, (3)			2,421,147
22,508	Sydney Airport, (2)			77,767
	Total Transportation Infrastructure			3,488,880

	Water Utilities – 0.2%

767,977	Aguas Andinas SA			226,113
690,426	Inversiones Aguas Metropolitanas SA			525,947
	Total Water Utilities			752,060
	Total Common Stocks (cost $204,688,776)			172,954,011

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 24.3% (17.2% of Total Investments)

	Diversified Financial Services – 0.3%

35,238	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$886,588

	Electric Utilities – 4.6%

58,472	Duke Energy Corp	5.750%	BBB	1,519,103
36,209	Entergy Arkansas LLC	4.875%	A	892,190
18,693	Entergy Texas Inc	5.375%	BBB–	464,134
56,095	Georgia Power Co	5.000%	BBB	1,396,765
129,479	Integrys Holding Inc, (2)	6.000%	BBB	2,913,278
66,848	NextEra Energy Capital Holdings Inc	5.250%	BBB	1,633,765
21,447	NextEra Energy Capital Holdings Inc	5.650%	BBB	546,255
80,900	Southern Co	5.250%	BBB	1,990,949
59,038	Southern Co	5.250%	BBB	1,452,335
95,129	Southern Co	4.950%	BBB	2,129,938
	Total Electric Utilities			14,938,712

	Equity Real Estate Investment Trust – 11.7%

23,147	American Homes 4 Rent	6.500%	BB	547,658
63,448	American Homes 4 Rent	6.350%	BB	1,522,752
41,618	American Homes 4 Rent	5.875%	BB	982,601
73,821	American Homes 4 Rent	5.875%	BB	1,701,574
26,366	Armada Hoffler Properties Inc	6.750%	N/R	570,033
28,356	Cedar Realty Trust Inc	6.500%	N/R	269,382
62,687	City Office REIT Inc	6.625%	N/R	1,080,724
561	Colony Capital Inc	7.500%	N/R	5,750
18,696	Colony Capital Inc	7.125%	N/R	164,151
36,223	Colony Capital Inc	7.125%	N/R	333,252
57,742	Digital Realty Trust Inc	5.250%	Baa3	1,373,105
51,574	Digital Realty Trust Inc	5.850%	Baa3	1,287,287
57,259	Digital Realty Trust Inc	5.200%	Baa3	1,319,820
22,982	EPR Properties	5.750%	Baa3	357,370
34,844	Hersha Hospitality Trust	6.500%	N/R	216,730
26,135	Hersha Hospitality Trust	6.500%	N/R	164,912
102,784	Investors Real Estate Trust	6.625%	N/R	2,543,904
40,927	Kimco Realty Corp	5.250%	Baa2	896,301
1,713	Mid-America Apartment Communities Inc	8.500%	BBB–	101,924
82,143	Monmouth Real Estate Investment Corp	6.125%	N/R	1,835,075
20,903	National Retail Properties Inc	5.200%	Baa2	458,821
60,550	National Storage Affiliates Trust	6.000%	N/R	1,390,834
27,651	Pebblebrook Hotel Trust	6.500%	N/R	446,564
48,373	Pebblebrook Hotel Trust	6.375%	N/R	777,354
53,537	Pebblebrook Hotel Trust	6.300%	N/R	842,137

Shares	Description (1)	Coupon		Ratings (4)	Value

	Equity Real Estate Investment Trust (continued)
63,829	PS Business Parks Inc	5.200%		Baa2	$1,466,790
110,347	PS Business Parks Inc	4.875%		Baa2	2,301,838
50,203	Public Storage	4.875%		A3	1,184,289
70,884	Rexford Industrial Realty Inc	5.625%		BB+	1,596,662
22,519	Saul Centers Inc	6.125%		N/R	360,435
29,550	Saul Centers Inc	6.000%		N/R	434,385
45,046	SITE Centers Corp	6.375%		BB+	839,648
15,476	STAG Industrial Inc	6.875%		BB+	390,769
20,249	Summit Hotel Properties Inc	6.450%		N/R	276,196
66,412	Summit Hotel Properties Inc	6.250%		N/R	873,318
12,143	Sunstone Hotel Investors Inc	6.950%		N/R	242,860
75,236	Sunstone Hotel Investors Inc	6.450%		N/R	1,448,293
25,424	UMH Properties Inc	8.000%		N/R	559,328
53,269	UMH Properties Inc	6.750%		N/R	1,040,285
39,446	Urstadt Biddle Properties Inc	6.250%		N/R	700,955
39,508	Urstadt Biddle Properties Inc	5.875%		N/R	667,357
136,558	Vornado Realty Trust	5.250%		Baa3	2,671,074
	Total Equity Real Estate Investment Trust				38,244,497

	Gas Utilities – 0.9%

87,278	South Jersey Industries Inc	5.625%		BB+	1,934,953
35,736	Spire Inc	5.900%		BBB	891,971
	Total Gas Utilities				2,826,924

	Independent Power & Renewable Electricity Producers – 0.7%

38,977	Brookfield Renewable Partners LP	5.750%		BBB–	568,328
81,963	Brookfield Renewable Partners LP	5.250%		BBB–	1,596,639
	Total Independent Power & Renewable Electricity Producers				2,164,967

	Multi-Utilities – 4.5%

35,072	Algonquin Power & Utilities Corp	6.200%		BB+	824,192
82,143	Brookfield Infrastructure Partners LP	5.350%		BBB–	1,122,440
53,435	CMS Energy Corp	5.875%		Baa2	1,349,234
118,508	Dominion Energy Inc	5.250%		BBB–	2,923,592
27,126	DTE Energy Co	5.250%		BBB–	651,838
62,655	DTE Energy Co	5.375%		BBB–	1,495,575
43,944	DTE Energy Co	6.000%		BBB–	1,092,448
31,131	DTE Energy Co	5.250%		BBB–	746,210
57,610	NiSource Inc	6.500%		BBB–	1,463,294
130,405	Sempra Energy	5.750%		Baa2	3,046,261
	Total Multi-Utilities				14,715,084

	Oil, Gas & Consumable Fuels – 0.2%

10,305	NGL Energy Partners LP	9.000%		N/R	70,898
30,142	NuStar Energy LP	8.500%		B1	328,246
24,761	NuStar Energy LP	7.625%		B1	240,182
	Total Oil, Gas & Consumable Fuels				639,326

	Real Estate Management & Development – 1.4%

84,115	Brookfield Property Partners LP	6.500%		BB+	1,440,890
86,907	Brookfield Property Partners LP	5.750%		BB+	1,216,698
77,892	Brookfield Property Partners LP	6.375%		BB+	1,241,598
45,502	Landmark Infrastructure Partners LP	7.900%		N/R	821,311
	Total Real Estate Management & Development				4,720,497
	Total $25 Par (or similar) Retail Preferred (cost $94,298,468)				79,136,595

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 21.3% (15.1% of Total Investments)

	Air Freight & Logistics – 0.6%

$2,125	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$1,970,938

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Chemicals – 0.1%

$300		Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	$216,105

		Commercial Services & Supplies – 1.3%

775		Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	472,758
500		Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	465,000
900	EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	1,002,655
584		GFL Environmental Inc, 144A	7.000%	6/01/26	B–	565,262
100		GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	97,500
165		GFL Environmental Inc, 144A	8.500%	5/01/27	B–	165,775
350		Stericycle Inc, 144A	5.375%	7/15/24	BB	346,500
1,170		Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	1,085,526
		Total Commercial Services & Supplies				4,200,976

		Communications Equipment – 0.3%

745		ViaSat Inc, 144A	5.625%	9/15/25	BB–	696,501
350		ViaSat Inc, 144A	5.625%	4/15/27	BB+	345,625
		Total Communications Equipment				1,042,126

		Construction & Engineering – 0.4%

600		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	510,252
300		GMR Hyderabad International Airport Ltd, 144A	4.250%	10/27/27	BB+	234,166
600		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	492,120
300		International Airport Finance SA, 144A	12.000%	3/15/33	B3	171,000
		Total Construction & Engineering				1,407,538

		Diversified Financial Services – 0.9%

581		Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	526,167
350		Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	243,670
325		Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	290,197
650		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	572,000
6,505	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,314,495
		Total Diversified Financial Services				2,946,529

		Diversified Telecommunication Services – 0.9%

600		Altice France SA/France, 144A	5.500%	1/15/28	B	561,780
400		Equinix Inc	5.875%	1/15/26	BBB–	408,148
750		Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	717,656
1,075		Front Range BidCo Inc, 144A	6.125%	3/01/28	CCC+	1,021,250
360		Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	357,804
		Total Diversified Telecommunication Services				3,066,638

		Electric Utilities – 2.5%

940		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	846,188
700		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	616,350
400		Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB–	360,163
1,800,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	BBB	403,258
190		Exelon Corp	4.050%	4/15/30	BBB+	188,172
1,355		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,275,407
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	BB+	432,000
200		Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	174,000
673		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	655,246
400		Pampa Energia SA, 144A	7.500%	1/24/27	B–	266,000
575		Talen Energy Supply LLC	6.500%	6/01/25	B	372,198
625		Talen Energy Supply LLC, 144A	7.250%	5/15/27	BB–	564,813
1,500		TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	1,455,000
465		Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	479,531
		Total Electric Utilities				8,088,326

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Energy Equipment & Services – 0.3%

$875	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	$621,338
325	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	224,250
	Total Energy Equipment & Services				845,588

	Equity Real Estate Investment Trust – 2.1%

200	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	176,002
255	Crown Castle International Corp	3.100%	11/15/29	BBB	244,552
720	Crown Castle International Corp	3.300%	7/01/30	BBB	714,089
485	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	479,083
700	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB–	644,000
990	Sabra Health Care LP	5.125%	8/15/26	BBB–	936,404
1,625	SBA Communications Corp, 144A	3.875%	2/15/27	BB–	1,629,062
875	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	796,250
1,450	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	1,373,875
	Total Equity Real Estate Investment Trust				6,993,317

	Gas Utilities – 1.0%

740	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	693,750
1,650	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB–	1,567,500
1,060	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	976,525
	Total Gas Utilities				3,237,775

	Health Care Providers & Services – 0.9%

1,415	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	1,344,250
700	HCA Inc	5.250%	4/15/25	BBB–	734,268
325	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	307,824
600	Tenet Healthcare Corp	6.750%	6/15/23	B–	553,500
	Total Health Care Providers & Services				2,939,842

	Hotels, Restaurants & Leisure – 0.1%

555	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	471,750

	Household Durables – 0.6%

1,050	M/I Homes Inc, 144A	4.950%	2/01/28	BB–	891,188
1,100	Mattamy Group Corp, 144A	4.625%	3/01/30	BB	946,000
	Total Household Durables				1,837,188

	Independent Power & Renewable Electricity Producers – 1.2%

400	AES Corp/VA	5.125%	9/01/27	BBB–	400,992
935	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	853,655
500	Calpine Corp, 144A	5.250%	6/01/26	BB+	475,000
1,200	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	Ba1	1,140,000
600	NRG Energy Inc	6.625%	1/15/27	BB	624,000
525	NRG Energy Inc, 144A	5.250%	6/15/29	BB	540,750
	Total Independent Power & Renewable Electricity Producers				4,034,397

	Media – 1.2%

475	Altice Financing SA, 144A	5.000%	1/15/28	B	420,375
650	Altice France SA/France, 144A	7.375%	5/01/26	B	656,500
600	CSC Holdings LLC, 144A	7.500%	4/01/28	B	639,252
250	CSC Holdings LLC, 144A	5.750%	1/15/30	B	252,115
625	Lamar Media Corp, 144A	3.750%	2/15/28	BB	585,862
1,450	Lamar Media Corp, 144A	4.000%	2/15/30	BB	1,348,500
	Total Media				3,902,604

	Mortgage Real Estate Investment Trust – 0.4%

1,425	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	1,125,750

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 3.5%

$475		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB–	$304,000
300		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB–	192,000
425		Buckeye Partners LP, 144A	4.125%	3/01/25	BB	358,275
400		Buckeye Partners LP, 144A	4.500%	3/01/28	BB	328,000
1,025		Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	912,250
925		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	508,482
230		DCP Midstream Operating LP	5.125%	5/15/29	BB+	144,889
650		EnLink Midstream Partners LP	4.850%	7/15/26	BB+	319,605
1,820		Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	1,774,500
305		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	213,500
940		Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	705,000
600		KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	537,876
725		NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	B+	253,750
1,045		NuStar Logistics LP	6.000%	6/01/26	Ba2	773,300
640		Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	401,600
900		Peru LNG Srl, 144A	5.375%	3/22/30	BB–	531,000
1,575		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,307,250
625		Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	503,125
775		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	5.500%	3/01/30	BB	602,563
640		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	512,000
400		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B–	287,404
		Total Oil, Gas & Consumable Fuels				11,470,369

		Real Estate Management & Development – 1.1%

475		American Tower Corp	3.300%	2/15/21	BBB	474,911
1,075		Forestar Group Inc, 144A	5.000%	3/01/28	B+	892,648
2,810		Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	2,100,475
200		RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB–	186,009
		Total Real Estate Management & Development				3,654,043

		Road & Rail – 0.3%

270		Lima Metro Line 2 Finance Ltd, 144A	4.350%	4/05/36	Baa1	254,475
900		Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	832,491
		Total Road & Rail				1,086,966

		Thrifts & Mortgage Finance – 0.3%

1,105		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	909,194

		Trading Companies & Distributors – 0.2%

890		Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	651,925

		Transportation Infrastructure – 0.8%

625		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	675,000
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	722,625
457		Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B+	415,451
600		DP World PLC, 144A	5.625%	9/25/48	Baa1	501,043
4,200	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	179,685
		Total Transportation Infrastructure				2,493,804

		Wireless Telecommunication Services – 0.3%

865		Hughes Satellite Systems Corp	6.625%	8/01/26	BB	876,171
		Total Corporate Bonds (cost $80,264,792)				69,469,859

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 18.5% (13.1% of Total Investments)

		Diversified Financial Services – 0.7%

$735		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$697,983
2,080		Transcanada Trust	5.625%	5/20/75	BBB	1,580,800
		Total Diversified Financial Services				2,278,783

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Electric Utilities – 6.7%

$1,780		AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	$1,771,112
995		ComEd Financing III	6.350%	3/15/33	BBB	1,151,215
2,120		Duke Energy Corp	4.875%	N/A (6)	BBB	1,780,800
600	GBP	Electricite de France SA, Reg S	5.875%	N/A (6)	BBB	732,218
3,863		Emera Inc	6.750%	6/15/76	BB+	3,573,275
2,210		Enel SpA, 144A	8.750%	9/24/73	BBB	2,331,550
1,859		NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (7)	3.501%	10/01/66	BBB	1,322,697
4,938		NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	2.866%	6/15/67	BBB	3,419,701
2,410		NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	2,006,807
2,440		NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	2,246,879
695		PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (7)	4.040%	3/30/67	BBB	444,800
910		SSE PLC, Reg S	4.750%	9/16/77	BBB–	882,700
		Total Electric Utilities				21,663,754

		Independent Power & Renewable Electricity Producers – 0.5%

1,385		AES Gener SA, 144A	7.125%	3/26/79	BB	1,084,181
575		AES Gener SA, 144A	6.350%	10/07/79	BB	437,000
		Total Independent Power & Renewable Electricity Producers				1,521,181

		Marine – 0.4%

1,205		Royal Capital BV, Reg S	4.875%	N/A (6)	N/R	1,137,520

		Multi-Utilities – 3.0%

2,325		CenterPoint Energy Inc	6.125%	N/A (6)	BBB–	1,860,000
1,410		Dominion Energy Inc	5.750%	10/01/54	BBB–	1,234,046
1,160		Dominion Energy Inc	4.650%	N/A (6)	BBB–	1,042,388
895		NiSource Inc	5.650%	N/A (6)	BBB–	796,550
2,612		RWE AG, Reg S	6.625%	7/30/75	BB+	2,713,814
2,757		WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	2.505%	5/15/67	BBB	2,216,010
		Total Multi-Utilities				9,862,808

		Oil, Gas & Consumable Fuels – 6.1%

1,675		Buckeye Partners LP	6.375%	1/22/78	B+	753,750
3,115		Enbridge Inc	6.000%	1/15/77	BBB–	2,305,100
5,580		Enbridge Inc	5.500%	7/15/77	BBB–	4,017,600
2,335		Enbridge Inc	6.250%	3/01/78	BBB–	1,751,250
3,974		Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.704%	11/01/66	Ba1	1,778,365
375		EnLink Midstream Partners LP	6.000%	N/A (6)	Ba3	75,000
1,314		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	902,455
920		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	644,000
2,525		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	1,729,625
2,255	CAD	Inter Pipeline Ltd	6.625%	11/19/79	BBB–	1,341,079
1,375		MPLX LP	6.875%	N/A (6)	BB+	838,750
2,910		Plains All American Pipeline LP	6.125%	N/A (6)	BB	1,455,000
2,424		TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread), (7)	2.602%	5/15/67	Baa2	1,478,640
1,104		Transcanada Trust	5.500%	9/15/79	BBB	844,560
		Total Oil, Gas & Consumable Fuels				19,915,174

		Real Estate Management & Development – 0.8%

1,750		AT Securities BV, Reg S	5.250%	N/A (6)	BBB–	1,586,480
1,750	SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	1,116,192
		Total Real Estate Management & Development				2,702,672

		Road & Rail – 0.3%

1,134		BNSF Funding Trust I	6.613%	12/15/55	A–	1,111,320
		Total $1,000 Par (or similar) Institutional Preferred (cost $77,181,473)				60,193,212

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (1)			Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 9.1% (6.5% of Total Investments)

	Commercial Services & Supplies – 0.5%

36,771	GFL Environmental Inc			6.000%		N/R	$1,683,744

	Electric Utilities – 3.7%

48,921	American Electric Power Co Inc			6.125%		BBB	2,360,438
57,759	NextEra Energy Inc			4.872%		A–	2,734,311
84,943	NextEra Energy Inc			5.279%		BBB	3,745,137
68,897	Southern Co			6.750%		BBB	3,059,027
	Total Electric Utilities						11,898,913

	Equity Real Estate Investment Trust – 2.3%

28,466	Braemar Hotels & Resorts Inc			5.500%		N/R	157,986
2,211	Crown Castle International Corp, (2)			6.875%		N/R	2,858,477
8,395	Equity Commonwealth			6.500%		N/R	217,397
9,780	Lexington Realty Trust			6.500%		N/R	430,320
24,055	QTS Realty Trust Inc			6.500%		B–	3,092,511
25,503	RPT Realty			7.250%		N/R	780,392
	Total Equity Real Estate Investment Trust						7,537,083

	Gas Utilities – 0.0%

2,792	South Jersey Industries Inc			7.250%		N/R	116,119

	Multi-Utilities – 2.6%

43,880	CenterPoint Energy Inc			7.000%		N/R	1,263,744
28,608	Dominion Energy Inc			7.250%		BBB–	2,632,222
73,366	DTE Energy Co			6.250%		BBB–	2,762,964
16,495	Sempra Energy			6.000%		N/R	1,526,117
3,642	Sempra Energy			6.750%		N/R	342,093
	Total Multi-Utilities						8,527,140
	Total Convertible Preferred Securities (cost $32,695,474)						29,762,999

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.9% (2.1% of Total Investments)

	Chemicals – 0.3%

$990	Messer Industries GmbH, Term Loan	3.950%	3-Month LIBOR	2.500%	3/01/26	BB–	$886,050

	Equity Real Estate Investment Trust – 0.3%

987	Iron Mountain Inc., Term Loan B	2.739%	1-Month LIBOR	1.750%	1/02/26	BB	942,972

	Health Care Providers & Services – 0.3%

1,047	Lifepoint Health, Inc., New Term Loan B	4.739%	1-Month LIBOR	3.750%	11/16/25	B+	977,117

	Hotels, Restaurants & Leisure – 0.2%

980	CityCenter Holdings LLC, Term Loan B	3.239%	1-Month LIBOR	2.250%	4/18/24	BB–	865,207

	Oil, Gas & Consumable Fuels – 0.5%

600	Buckeye Partners, Term Loan, First Lien	4.265%	1-Month LIBOR	2.750%	11/01/26	BBB–	555,300
1,435	Delek US Holdings Inc	3.239%	1-Month LIBOR	2.250%	3/30/25	BB+	1,124,101
2,035	Total Oil, Gas & Consumable Fuels						1,679,401

	Real Estate Management & Development – 0.4%

1,958	GGP, Term Loan B	3.489%	1-Month LIBOR	2.500%	8/24/25	BB+	1,399,635

	Road & Rail – 0.9%

2,300	Genesee & Wyoming Inc, (DD1)	3.450%	3-Month LIBOR	2.000%	12/30/26	BB+	2,219,512
598	Kenan Advantage Group Inc, Term Loan	4.000%	1-Month LIBOR	3.000%	8/01/22	B+	498,096
142	Kenan Advantage Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.000%	7/29/22	B+	118,448
3,040	Total Road & Rail						2,836,056
$11,037	Total Variable Rate Senior Loan Interests (cost $10,931,504)						9,586,438

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 1.2% (0.8% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.8%

$5,120	Cheniere Energy Inc	4.250%	3/15/45	N/R	$2,509,580

	Real Estate Management & Development – 0.4%

1,360	Tricon Capital Group Inc, 144A	5.750%	3/31/22	N/R	1,237,600
$6,480	Total Convertible Bonds (cost $5,019,708)				3,747,180

Principal Amount (000)	Description (1)	Interest Rate (10)	Maturity		Value

	WHOLE LOANS – 0.9% (0.7% of Total Investments) (11), (12)

	Commercial Loans – 0.5%

$13,956	NCH Corp (13), (14), (15)	11.925%	8/01/49		$1,785,487

	Multifamily Loans – 0.4%

4,383	NCH Corp (13), (14), (15)	11.925%	8/01/49		1,190,513
$18,339	Total Whole Loans (cost $18,940,921)				2,976,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	MORTGAGE-BACKED SECURITIES – 0.4% (0.3% of Total Investments)

$550	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (7)	3.564%	7/15/36	N/R	$533,597
925	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (7)	5.064%	7/15/36	N/R	763,449
$1,475	Total Mortgage-Backed Securities (cost $1,475,000)				1,297,046

Shares	Description (1), (16)				Value

	INVESTMENT COMPANIES – 0.3% (0.2% of Total Investments)

513,140	Sequoia Economic Infrastructure Income Fund Ltd				$599,129
565,127	Starwood European Real Estate Finance Ltd				535,891
	Total Investment Companies (cost $1,502,326)				1,135,020
	Total Long-Term Investments (cost $526,998,442)				430,258,360

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.9% (6.3% of Total Investments)

	REPURCHASE AGREEMENTS – 8.9% (6.3% of Total Investments)

$29,088	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $29,087,874, collateralized by: $7,760,000 U.S. Treasury Notes, 2.750%, due 4/30/23, value $8,435,787 and $19,490,000 U.S. Treasury Notes, 2.875%, due 9/30/23, value $21,239,539	0.000%	4/01/20		$29,087,874
	Total Short-Term Investments (cost $29,087,874)				29,087,874
	Total Investments (cost $556,086,316) – 140.8%				459,346,234
	Borrowings – (37.9)% (17), (18)				(123,765,000)
	Other Assets Less Liabilities – (2.9)% (19)				(9,431,017)
	Net Assets Applicable to Common Shares – 100%				$326,150,217

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Securities LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(12,287,467)	$(12,287,467)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$90,845,975	$82,108,036	$—	$172,954,011
$25 Par (or similar) Retail Preferred	76,223,317	2,913,278	—	79,136,595
Corporate Bonds	—	69,469,859	—	69,469,859
$1,000 Par (or similar) Institutional Preferred	—	60,193,212	—	60,193,212
Convertible Preferred Securities	26,904,522	2,858,477	—	29,762,999
Variable Rate Senior Loan Interests	—	9,586,438	—	9,586,438
Convertible Bonds	—	3,747,180	—	3,747,180
Whole Loans	—	—	2,976,000	2,976,000
Mortgage-Backed Securities	—	1,297,046	—	1,297,046
Investment Companies	1,135,020	—	—	1,135,020

Short-Term Investments:
Repurchase Agreements	—	29,087,874	—	29,087,874

Investments in Derivatives:
Interest Rate Swaps*	—	(12,287,467)	—	(12,287,467)
Total	$195,108,834	$248,973,933	$2,976,000	$447,058,767

* Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(11)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933.

(12)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(14)	Loan is currently default with regards to scheduled interest and/or principal payments.

(15)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(16)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(17)	Borrowings as a percentage of Total Investments is 26.9%.

(18)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(19)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(20)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

REIT	Real Estate Investment Trust

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SGD	Singapore Dollar